SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details)	12 Months Ended
Dec. 31, 2017 country segment brand_name
Accounting Policies [Abstract]
Number of brand names | brand_name	80
Number of countries in which products are marketed, sold and distributed (country) | country	80
Number of reportable segments (segment) | segment	2